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                         SELECT DIMENSIONS ASSETMANAGER
                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED FEBRUARY 14, 2001
                    TO THE PROSPECTUS DATED JANUARY 26, 2001

Effective February 22, 2001, the Contract will no longer be available to new purchasers. Please consult with your registered representative for information regarding other variable annuities available from Hartford.

333-52707
HV-2946